EARNINGS PER SHARE AND DIVIDEND PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE AND DIVIDEND PER SHARE
EARNINGS PER SHARE AND DIVIDEND PER SHARE

NOTE 28 – EARNINGS PER SHARE AND DIVIDEND PER SHARE

	2021	2020	2019
EARNINGS PER SHARE

Net profit/(loss) for the year (USDm)	(42.1)	88.1	166.0

Million shares
Weighted average number of shares	78.6	74.8	74.3
Weighted average number of treasury shares	(0.5)	(0.5)	(0.3)

Weighted average number of shares outstanding	78.1	74.3	74.0
Dilutive effect of outstanding share options	0.3	—	0.0
Weighted average number of shares outstanding incl. dilutive effect of share options	78.4	74.3	74.0

Basic earnings/(loss) per share (USD)	(0.54)	1.19	2.24

Diluted earnings/(loss) per share (USD)	(0.54)	1.19	2.24

When calculating diluted earnings per share for 2020, RSUs have been omitted as they are out-of-the-money and thus not anti-dilutive, but the RSUs may potentially dilute earnings per share in the future. Please refer to Note 3 for information on the RSU share options.

ACCOUNTING POLICIES

Basic earnings per share are calculated by dividing the consolidated net profit/(loss) for the year available to common shareholders by the weighted average number of common shares outstanding during the period. Treasury shares are not included in the calculation. Purchases of treasury shares during the period are weighted based on the remaining period.

Diluted earnings per share are calculated by adjusting the consolidated profit or loss available to common shareholders and the weighted average number of common shares outstanding for the effects of all potentially dilutive shares. Such potentially dilutive common shares are excluded when the effect of including them would be to increase earnings per share or reduce a loss per share.

	2021	2020	2019
DIVIDEND PER SHARE

Dividend for the year (USDm)	—	63.2	7.4

Number of shares, end of period (million)	—	74.9	74.7
Dividend per share	—	0.85	0.10

The Board of Directors has decided not to recommend any dividends relating to the second half of 2021.